Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 61,348	$ 89,945
Accounts receivable	227,988	83,596
Other current assets	10,956	5,609
Derivative financial assets	5,668	2,790
Total Current Assets	305,960	181,940
Property, plant and equipment:
Crude oil and natural gas properties (full cost method)	1,253,505	452,302
Other capital assets	13,887	11,499
Property, plant and equipment	1,267,392	463,801
Other long-term assets	9,756	3,845
Right-of-use assets	26,118	25,818
Deferred income tax asset	380,858	477,014
Total Assets	1,990,084	1,152,418
Current liabilities
Accounts payable	367,008	197,895
Dividends payable		1,749
Current portion of long-term debt	100,600	81,600
Derivative financial liabilities	143,200	15,136
Current portion of lease liabilities	10,618	10,523
Total Current Liabilities	621,426	306,903
Long-term debt	601,171	303,800
Asset retirement obligation	132,814	102,325
Derivative financial liabilities	7,098
Lease liabilities	18,265	18,425
Total Non-current Liabilities	759,348	424,550
Total Liabilities	1,380,774	731,453
Shareholders' Equity
Share capital - authorized unlimited common shares, no par value Issued and outstanding: December 31, 2021 - 244 million shares; December 31, 2020 - 223 million shares	3,094,061	3,113,829
Paid-in capital	50,881	49,382
Accumulated deficit	(2,238,325)	(2,447,735)
Accumulated other comprehensive loss	(297,307)	(294,511)
Total Shareholders' Equity	609,310	420,965
Total Liabilities & Shareholders' Equity	1,990,084	1,152,418
Commitments and Contingencies